FV Measurements (Change in Fair Value of Level 3 Financial Liabilities) (Details) - Energy Related derivative - Non-regulated operating revenues $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($)
Power
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total realized and unrealized gains included in non-regulated operating revenues	$ 4
HFT derivatives
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	365
Total realized and unrealized gains included in non-regulated operating revenues	76
Ending Balance	441
HFT derivatives | Power
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0
Ending Balance	4
HFT derivatives | Natural gas
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	365
Total realized and unrealized gains included in non-regulated operating revenues	72
Ending Balance	$ 437